Expense Example	Jul. 29, 2026 USD ($)
The Brown Capital Management Small Company Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
The Brown Capital Management International Small Company Fund - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	340
Expense Example, with Redemption, 5 Years	590
Expense Example, with Redemption, 10 Years	1,306
The Brown Capital Management Small Company Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	1,724
The Brown Capital Management International Small Company Fund - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	418
Expense Example, with Redemption, 5 Years	723
Expense Example, with Redemption, 10 Years	$ 1,590